SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value
Investment Companies—100.7%[1]
Alternative Funds—8.0%
Invesco Oppenheimer Fundamental Alternatives Fund	588,690	$16,159,540
Invesco Oppenheimer Master Event-Linked Bond Fund	1,062,143	16,803,952
Invesco Oppenheimer Real Estate Fund	597,274	16,717,696
Invesco Oppenheimer SteelPath MLP Select 40 Fund	2,250,836	16,476,122
		66,157,310
Domestic Equity Funds—36.4%
Invesco Oppenheimer Discovery Mid Cap Growth Fund	934,019	23,490,589
Invesco Oppenheimer Main Street Small Cap Fund	2,876,420	42,024,496
Invesco Oppenheimer Value Fund	3,424,237	116,732,229
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	3,751,192	116,399,488
		298,646,802
Domestic Fixed Income Fund—2.0%
Invesco Oppenheimer Master Loan Fund	957,415	16,403,583
Foreign Equity Funds—54.3%
Invesco Oppenheimer Developing Markets Fund	1,573,388	65,814,813
Invesco Oppenheimer Emerging Markets Innovators Fund[2]	4,083,314	41,363,974
Invesco Oppenheimer Global Fund	1,505,264	129,828,978
Invesco Oppenheimer International Equity Fund	3,316,702	66,002,366
Invesco Oppenheimer International Growth Fund	1,675,249	66,708,431
Invesco Oppenheimer International Small-Mid Company Fund	1,265,205	58,806,715
Invesco Oppenheimer Macquarie Global Infrastructure Fund	1,486,103	17,060,467
		445,585,744

Total Investments, at Value (Cost $643,132,859)	100.7%	826,793,439
Net Other Assets (Liabilities)	(0.7)	(5,904,780)
Net Assets	100.0%	$820,888,659

Footnotes to Schedule of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	September 30,
	January 31, 2019	Additions	Reductions	2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	—	612,186	23,496	588,690
Invesco Oppenheimer Master
Event-Linked Bond Fund	—	1,062,143	—	1,062,143
Invesco Oppenheimer Real Estate
Fund	—	663,702	66,428	597,274
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	—	2,250,836	—	2,250,836
Domestic Equity Funds
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	1,151,347	—	217,328	934,019

1 INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (continued)

				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Invesco Oppenheimer Capital
Appreciation Fund	936,339	—	936,339	—
Invesco Oppenheimer Main Street
Small Cap Fund	2,899,007	—	22,587	2,876,420
Invesco Oppenheimer Value Fund	5,268,137	53,573	1,897,473	3,424,237
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	—	4,204,100	452,908	3,751,192
Domestic Fixed Income Funds
Invesco Oppenheimer Master Loan
Fund	—	957,415	—	957,415
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	1,653,500	—	80,112	1,573,388
Invesco Oppenheimer Emerging
Markets Innovators Fund	4,255,654	—	172,340	4,083,314
Invesco Oppenheimer Global Fund	1,638,862	—	133,598	1,505,264
Invesco Oppenheimer International
Equity Fund	7,483,572	—	4,166,870	3,316,702
Invesco Oppenheimer International
Growth Fund	2,336,050	—	660,801	1,675,249
Invesco Oppenheimer International
Small-Mid Company Fund	1,273,544	52,461	60,800	1,265,205
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	—	1,566,207	80,104	1,486,103

					Change in
				Realized	Unrealized
	Value		Income	Gain (Loss)	Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	$16,159,540	$	— $	12,923	$300,232
Invesco Oppenheimer Master
Event-Linked Bond Fund	16,803,952		779,432[a,b]	26,284[a]	26,284[a]
Invesco Oppenheimer Real Estate
Fund	16,717,696		254,453	115,330	1,557,078
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	16,476,122		898,103	—	(1,081,953)
Domestic Equity Funds
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	23,490,589		—	241,990	4,100,823
Invesco Oppenheimer Capital
Appreciation Fund	—		—	20,250,679	(19,267,523)
Invesco Oppenheimer Main Street
Small Cap Fund	42,024,496		—	(26,653)	1,675,022
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	116,399,488		1,293,934	1,167,311	12,733,421
Invesco Oppenheimer Value Fund	116,732,229		1,830,090	17,606,923	(9,769,439)
Domestic Fixed Income Funds

2 INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Footnotes to Schedule of Investments (continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Invesco Oppenheimer Master Loan
Fund	$16,403,583	$ 612,002[c,d]	$ (354,831)[c]	$(388,144)[c]
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	65,814,813	—	(150,519)	1,912,264
Invesco Oppenheimer Emerging
Markets Innovators Fund	41,363,974	—	149,771	1,586,794
Invesco Oppenheimer Global Fund	129,828,978	—	(698,823)	8,092,390
Invesco Oppenheimer International
Equity Fund	66,002,366	—	14,299,859	(11,539,166)
Invesco Oppenheimer International
Growth Fund	66,708,431	—	9,932,490	(4,947,364)
Invesco Oppenheimer International
Small-Mid Company Fund	58,806,715	—	184,582	3,804,491
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	17,060,467	292,570	68,336	1,285,292
Total	$826,793,439	$ 5,960,584	62,825,652	$(9,919,498)

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund,
LLC.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund, LLC.
c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund, LLC.
d. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund, LLC.
2. Non-income producing security.

Futures Contracts as of September 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
MSCI Emerging
Market Index	Buy	12/20/19	6	USD 308	$300,570	$ (7,302)
Nikkei 225 Index	Buy	12/12/19	2	JPY 392	402,497	10,543
S&P 500 E-Mini
Index	Buy	12/20/19	27	USD 4,052	4,020,975	(31,240)
S&P/TSX 60 Index	Buy	12/19/19	1	CAD 151	150,372	(367)
SPI 200 Index	Buy	12/19/19	1	AUD 113	112,750	51
Stoxx Europe 600
Index	Buy	12/20/19	28	EUR 591	597,096	5,751
						$ (22,564)

Glossary:

Currency abbreviations indicate amounts reporting in currencies

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

3 INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Definitions
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor's
TSX 60	60 largest companies on the Toronto Stock Exchange

4 INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$793,585,904	$ 33,207,535	$ —	$ 826,793,439
Total Investments, at Value	793,585,904	33,207,535	—	826,793,439
Other Financial Instruments:
Futures contracts	16,345	—	—	16,345
Total Assets	$793,602,249	$ 33,207,535	$ —	$ 826,809,784

Liabilities Table
Other Financial Instruments:
Futures contracts	$(38,909)	$ —	$ —	$ (38,909)
Total Liabilities	$(38,909)	$ —	$ —	$ (38,909)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND